Average Annual Total Returns - First Trust Water ETF	First Trust Water ETF 1 Year	First Trust Water ETF 5 Years	First Trust Water ETF 10 Years	First Trust Water ETF Since Inception	First Trust Water ETF Inception Date	First Trust Water ETF After tax on distributions 1 Year	First Trust Water ETF After tax on distributions 5 Years	First Trust Water ETF After tax on distributions 10 Years	First Trust Water ETF After tax on distributions Since Inception	First Trust Water ETF After tax on distributions and sale of fund shares 1 Year	First Trust Water ETF After tax on distributions and sale of fund shares 5 Years	First Trust Water ETF After tax on distributions and sale of fund shares 10 Years	First Trust Water ETF After tax on distributions and sale of fund shares Since Inception	ISE Clean Edge Water Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE Clean Edge Water Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE Clean Edge Water Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE Clean Edge Water Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	21.20%	19.99%	13.44%	10.72%	May 08, 2007	20.86%	19.61%	13.07%	10.38%	12.51%	16.12%	11.08%	8.88%	22.17%	20.63%	14.13%	11.41%	20.89%	15.43%	13.79%	9.28%